As filed with the U.S. Securities and Exchange Commission on September 19, 2005

                                                            File No. 333-124143


                      U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____

                      [X] Post-Effective Amendment No.  1
                                                      ------

                         FRANKLIN CUSTODIAN FUNDS, INC.
              ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (650) 312-2000
                               -------------------
               Registrant's Telephone Number, Including Area Code


                    ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
              ---------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)


          MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


Title of the securities being registered: Class A shares of common stock, $0.01 per share par value, of Franklin Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) of the Securities Act of 1993, as amended.




                                     PART A


Part A of the Franklin Custodian Funds, Inc. N-14 on behalf of Franklin Income Fund is incorporated herein by reference to the electronic filing made pursuant to Rule 497)c) under the Securities Act of 1933 on May 26, 2005, Accession number: 0000038721-05-000013.





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              FRANKLIN INCOME FUND
                                   A SERIES OF
                         FRANKLIN CUSTODIAN FUNDS, INC.

                               DATED MAY 18, 2005

              Acquisition of Substantially all of the Assets of the
                           FRANKLIN MULTI-INCOME TRUST

                      By and in exchange for shares of the
                              FRANKLIN INCOME FUND,
                   a series of Franklin Custodian Funds, Inc.


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Multi-Income Trust in exchange for Class A shares of common stock $0.01 par value of Franklin Income Fund, a series of Franklin Custodian Funds, Inc. (the "Registrant").

         This SAI consists of this Cover Page and the following documents, each of which is attached and is considered to be a part of this SAI:


     1. Statement of Additional Information of Franklin Income Fund-Class A, B, B1, C and R, dated February 1, 2005.

     2. Annual Report of Franklin Income Fund for fiscal year ended September 30, 2004.

     3. Annual Report of the Trust for fiscal year ended  March 31, 2004.

     4. Semi-Annual Report of Franklin Multi-Income Trust for the semi-annual fiscal period ended September 30, 2004.

        This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May 18, 2005, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to Franklin Income Fund at P.O. Box997151, Sacramento, CA 95899-9983.
-------------------------------------------------------------------------------

Statement of Additional Information of Franklin Income Fund, dated February 1, 2005, as previously filed via EDGAR is incorporated by reference to the Registrant's Post-Effective Amendment to its Registration Statement on Form N-1A Accession Number 0000038721-05-000006 filed on February 2, 2005 and will be mailed to all shareholders requesting this SAI.

Annual Report of Franklin Income Fund for fiscal year ended September 30, 2004, as previously filed via EDGAR is incorporated by reference to the Registrant's Annual Report filed on Form N-CSR Accession No. 0000038721-04-000018 filed on November 29, 2004 and will be mailed to all shareholders requesting this SAI.

Annual Report of Franklin Multi-Income Trust for fiscal year ended March 31, 2004 (the "2004 Annual Report"), as previously filed via EDGAR is incorporated by reference to Franklin Multi-Income Trust's Annual Report filed on Form N-CSR Accession No. 0000854856-04-000005 filed on June 6, 2004 and will be mailed to all shareholders requesting this SAI. It is anticipated that an updated Annual Report of Franklin Multi-Income Trust to be dated on or about March 31, 2005 (the "2005 Annual Report"), will be available by that date. The 2005 Annual Report, when available, will: (i) supersede the 2004 Annual Report; (ii) be filed with the SEC, and references in this SAI to the 2004 Annual Report will thereafter include the 2005 Annual Report; and (iii) be mailed to all shareholders who request this SAI.

Semi-Annual Report of Franklin Multi-Income Trust for the semi-annual fiscal period ended September 30, 2004, as previously filed via EDGAR is incorporated by reference to Frankilin Multi-Income Trust's Semi-Annual Report filed on Form N-CSR Accession No. 0000854856-04-000012 filed on November 30, 2004 and will be mailed to all shareholders requesting this SAI. The 2005 Annual Report, when available, will: (i) supersede the Semi-Annual Report; (ii) be filed with the SEC, and references in this SAI to the Semi-Annual Report will thereafter include the 2005 Annual Report; and (iii) be mailed to all shareholders who request this SAI.




                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to its Articles of Incorporation, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

         (a)      Articles of Incorporation dated October 9, 1979
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b)      Agreement and Articles of Merger dated November 7, 1979
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c)      Articles of Amendment dated October 14, 1985
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Articles of Amendment to Articles of Incorporation dated December 13, 2002
                  Filing: Registration Statement on Form N-14
                  File No. 333-124143
                  Filing Date: April 18, 2005

         (e) Articles Supplementary to Articles of Incorporation dated September 30, 2003
                  Filing: Registration Statement on Form N-14
                  File No. 333-124143
                  Filing Date: April 18, 2005

         (e) Articles Supplementary to Articles of Incorporation dated April 19, 2005

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

         (a)      By-Laws
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b)      Amendment dated October 10, 2002 to the Bylaws
                  Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (c)      Amendment dated May 12, 2004 to the Bylaws :
                  Filing Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

         Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

         (a) Agreement and Plan of Reorganization dated February 28, 2005 between the Registrant, on behalf of Franklin Income Fund, and Franklin Multi-Income Trust

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

         (a)      Specimen of Stock Certificate

                  Not Applicable

         (b)      Articles of Incorporation

                  FIFTH Section

         (c)      By-Laws

                  ARTICLE II; ARTICLE VI, Sections 3-4, ARTICLE XI, Section 1;
                  ARTICLE XII, Section 1

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

         (a) Management Agreement between the Registrant on behalf of the DynaTech Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b) Management Agreement between the Registrant on behalf of the Income Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c) Management Agreement between the Registrant on behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Management Agreement between the Registrant on behalf of the Utilities Fund and Franklin Advisers, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (e) Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, Inc. dated July 1, 1997
                  Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 1998

         (f) Assignment and Assumption Agreement of Management Agreement between Franklin Investment Advisory Services, Inc. and Franklin Investment Advisory Services, LLC and acknowledged by Registrant on behalf of the Growth Fund dated October 1, 2004
                  Filing: Registration Statement on Form N-14
                  File No. 333-124143
                  Filing Date: April 18, 2005

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

         (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                  Filing: Post-Effective Amendment No. 88
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

         Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

         (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: August 19, 1996

         (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 1998

         (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 27, 1998

         (d) Amendment dated September 2003 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996
                  Filing: Registration Statement on Form N-14
                  File No. 333-124143
                  Filing Date: April 18, 2005

         (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                  Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: October 30, 2001

         (f) Amendment dated September 1, 2003 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 2004

         (g) Amendment dated October 6, 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
                  Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 29, 2004

         (h) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: August 19, 1996

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

         (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: April 27, 1995

         (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund - Class C and
                  Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (h) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Income Fund - Class B1, Utilities Fund, and U.S. Government Securities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2000

         (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Fund - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

         (k) Distribution Plan pursuant to Rule 12b-1 on behalf of Income Fund - Class B between the Registrant and Franklin/Templeton Distributors, Inc. dated November 1, 2001
                  Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: December 21, 2001

         (l) Distribution Plan Class R pursuant to Rule 12b-1 on Growth Fund, Income Fund, U.S. Government Securities Fund and Utilities Fund between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                  Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: December 21, 2001

         (m) Multiple Class Plan on behalf of Franklin Growth Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (n) Multiple Class Plan on behalf of Franklin Utilities Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (o) Multiple Class Plan on behalf of Franklin DynaTech Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (p) Multiple Class Plan on behalf of Franklin Income Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

         (q) Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated November 18, 2003
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

         (a) Opinion and Consent of Counsel (Bleakley, Platt & Schmidt) dated November 6, 1998
                  Filing: Post-Effective Amendment No. 78
                  to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 27, 1998

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

         (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated August 4, 2005

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

         (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                  File No. 2-11346
                  Filing Date: January 31, 2001

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registrations statement and required by Section 7 of the 1933 Act;

         Not Applicable

(15)     All financial statements omitted pursuant to Item 14(a)(1);

         Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

         (a)      Power of Attorney for Registrant. dated May 12, 2004
                  Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
                  File No. 2-11346
                  Filing Date: November 29, 2004

(17) Any additional exhibits which the Registrant may wish to file;

         Not Applicable

ITEM 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, this Registration certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, thereunder duly authorized in the City of San Mateo and the State of California, on the 19th day of September, 2005.

                                              FRANKLIN CUSTODIAN FUNDS, INC.
                                             --------------------------------
                                                      (Registrant)


                                              By:/S/DAVID P. GOSS
                                                --------------------
                                                 David P. Goss
                                                 Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Charles B. Johnson*                      Director and Chief Executive
-------------------                      Officer - Investment Management
Charles B. Johnson                       Dated: September 19, 2005


Jimmy D. Gambill*                        Chief Executive Officer-Finance
-----------------                        and Administration
Jimmy D. Gambill                         Dated: September 19, 2005


Galen Vetter*                            Chief Financial Officer
-------------                            Dated: September 19, 2005
Galen Vetter


Harris J. Ashton*                        Director
-----------------                        Dated: September 19, 2005
Harris J. Ashton


S. Joseph Fortunato*                     Director
---------------------                    Dated: September 19, 2005
S. Joseph Fortunato


Edith E. Holiday*                        Director
-----------------                        Dated: September 19, 2005
Edith E. Holiday


Rupert H. Johnson, Jr.*                  Director
-----------------------                  Dated: September 19, 2005
Rupert H. Johnson, Jr.


Gordon S. Macklin*                       Director
------------------                       Dated: September 19, 2005
Gordon S. Macklin


Frank A. Olson                           Director





*By /s/DAVID P. GOSS
   ---------------------
    David P. Goss
    Attorney-in-Fact (Pursuant to Powers of
    Attorney previously filed)








                         FRANKLIN CUSTODIAN FUNDS, INC.
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


 EXHIBIT NO.                    DESCRIPTION                           LOCATION

EX-99.(1)(a)      Articles of Incorporation dated October 9, 1979         *

EX-99.(1)(b)      Agreement and Articles of Merger dated November 7,      *
                  1979

EX-99.(1)(c)      Articles of Amendment dated October 14, 1985            *

EX-99.(1)(d)      Articles of Amendment to Articles of                    *
                  Incorporation dated December 13, 2002

EX-99.(1)(e)      Articles Supplementary to Articles of                   *
                  Incorporation dated September 30, 2003

EX-99.(1)(f)      Articles Supplementary to Articles of                Attached
                  Incorporation dated April 19, 2005

EX-99.(2)(a)      By-Laws                                                 *

EX-99.(2)(b)      Amendment dated October 10, 2002 to the Bylaws          *

EX-99.(2)(c)      Amendment dated May 12, 2004 to the Bylaws              *

EX-99.(4)(a)      Agreement and Plan of Reorganization dated           Attached
                  February 28, 2005 between the Registrant, on behalf of Franklin Income Fund, and Franklin
                  Multi-Income Trust

EX-99.(6)(a)      Management Agreement between the Registrant on          *
                  behalf of the DynaTech Fund and Franklin
                  Advisers, Inc. dated May 1, 1994

EX-99.(6)(b)      Management Agreement between the Registrant on          *
                  behalf of the Income Fund and Franklin Advisers, Inc. dated May 1, 1994

EX-99.(6)(c)      Management Agreement between the Registrant on          *
                  behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994

EX-99.(6)(d)      Management Agreement between the Registrant on          *
                  behalf of the Utilities Fund and Franklin
                  Advisers, Inc. dated May 1, 1994

EX-99.(6)(e)      Management Agreement between Registrant on              *
                  behalf of the Growth Fund and Franklin
                  Investment Advisory Services, Inc. dated
                  July 1, 1997

EX-99.(6)(f)      Assignment and Assumption Agreement of Management       *
                  Agreement between Franklin Investment Advisory
                  Services, Inc. and Franklin Investment Advisory
                  Services, LLC and acknowledged by Registrant on behalf of the Growth Fund dated October 1, 2004

EX-99.(7)(a)      Amended and Restated Distribution Agreement             *
                  between Registrant and Franklin/Templeton
                  Distributors, Inc. dated October 31, 2000

EX-99.(7)(b)      Forms of Dealer Agreements between                      *
                  Franklin/Templeton Distributors, Inc. and
                  Securities Dealers dated November 1, 2003

EX-99.(9)(a)      Master Custody Agreement between Registrant             *
                  and Bank of New York dated February 16, 1996

EX-99.(9)(b)      Amendment dated May 7, 1997 to the Master               *
                  Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York

EX-99.(9)(c)      Amendment dated February 27, 1998 to Master             *
                  Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

EX-99.(9)(d)      Amendment dated September 2003 to Exhibit A of          *
                  the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996

EX-99.(9)(e)      Amended and Restated Foreign Custody Manager            *
                  Agreement between the Registrant and Bank of New York made as of May 16, 2001

EX-99.(9)(f)      Amendment dated September 1, 2003 to Schedule           *
                  1 of the  Amended and Restated Foreign Custody
                  Manager Agreement between the Registrant and Bank of New York

EX-99.(9)(g)      Amendment dated October 6, 2003, to Schedule 2          *
                  of the Amended and Restated Foreign Custody
                  Manager Agreement between the Registrant and Bank of New York made as May 16, 2001

EX-99.(9)(h)      Terminal Link Agreement between Registrant and          *
                  Bank of New  York dated February 16, 1996

EX-99.(10)(a)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(b)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(c)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(d)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the  Registrant on behalf of the U.S.
                  Government Securities Fund and
                  Franklin/Templeton Distributors, Inc. dated May
                  1, 1994

EX-99.(10)(e)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated
                  May 1, 1994

EX-99.(10)(f)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund -
                  Class C and Franklin/Templeton Distributors, Inc.
                  dated October 31, 2000

EX-99.(10)(g)     Distribution Plan pursuant to Rule 12b-1 between        *
                  the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and
                  Franklin/Templeton Distributors, Inc. dated
                  October 31, 2000

Ex-99.(10)(h)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of Growth Fund - Class
                  B, and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998

EX-99.(10)(i)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of Income Fund - Class B1,
                  Utilities Fund, and U.S. Government Securities Fund -
                  Class B, and Franklin/Templeton Distributors, Inc.
                  dated October 16, 1998

EX-99.(10)(j)     Distribution Plan pursuant to Rule 12b-1 between        *
                  Registrant, on behalf of DynaTech Fund - Class
                  B and Franklin/Templeton Distributors, Inc.
                  dated February 1, 2000

EX-99.(10)(k)     Distribution Plan pursuant to Rule 12b-1 on             *
                  behalf of Income Fund - Class B between the
                  Registrant and Franklin/Templeton Distributors,
                  Inc. dated November 1, 2001

EX-99.(10)(l)     Distribution Plan Class R pursuant to Rule 12b-1        *
                  on Growth Fund, Income Fund, U.S. Government
                  Securities Fund and Utilities Fund between the
                  Registrant and Franklin/Templeton Distributors,
                  Inc. dated January 1, 2002

EX-99.(10)(m)     Multiple Class Plan on behalf of Franklin Growth        *
                  Fund dated November 18, 2003

EX-99.(10)(n)     Multiple Class Plan on behalf of Franklin               *
                  Utilities Fund dated November 18, 2003

EX-99.(10)(o)     Multiple Class Plan on behalf of Franklin               *
                  DynaTech Fund dated November 18, 2003

EX-99.(10)(p)     Multiple Class Plan on behalf of Franklin Income        *
                  Fund dated November 18, 2003

EX-99.(10)(q)     Multiple Class Plan on behalf of Franklin U.S.          *
                  Government Securities Fund dated November 18,
                  2003

EX-99.(11)(a)     Opinion and Consent of Counsel dated November 6,        *
                  1998

EX-99.(12)(a)     Opinion and Consent of Cousnel Supporting Tax        Attached
                  Matters and Consequences to Shareholders dated
                  August 4, 2005

EX-99.(13)(a)     Subcontract for Fund Administrative Services            *
                  dated January 1, 2001 between Franklin Advisers,
                  Inc. and Franklin Templeton Services, LLC

EX-99.(16)(a)     Power of Attorney for Franklin Custodian Funds          *
                  dated May 12, 2004




*Incorporated by Reference